UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              August 9, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 182121
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103      9009    180000 SH        SOLE                   180000
AMERICAN GREETINGS CORP CL A  COMM             026375105     12250    528480 SH        SOLE                   528480
BLACK & DECKER CORP           COMM             091797100      9756    157026 SH        SOLE                   157026
BRUNSWICK CORP                COMM             117043109      8561    209831 SH        SOLE                   209831
CLOROX CO                     COMM             189054109      9309    173096 SH        SOLE                   173096
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     11007    185266 SH        SOLE                   185266
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      6938    362295 SH        SOLE                   362295
FORTUNE BRANDS INC            COMM             349631101      9202    121993 SH        SOLE                   121993
JOY GLOBAL INC                COMM             481165108     11457    382664 SH        SOLE                   382664
MASCO CORP                    COMM             574599106      8437    270592 SH        SOLE                   270592
MATTEL INC                    COMM             577081102      9160    501930 SH        SOLE                   501930
MAYTAG CORP                   COMM             578592107      8288    338161 SH        SOLE                   338161
MERCK & CO INC                COMM             589331107      8564    180294 SH        SOLE                   180294
NEWELL RUBBERMAID INC         COMM             651229106      6804    289536 SH        SOLE                   289536
NORFOLK SOUTHERN CORP         COMM             655844108      8863    334186 SH        SOLE                   334186
PACIFICARE HEALTH SYSTEMS INC COMM             695112102     11762    304240 SH        SOLE                   304240
PFIZER INC                    COMM             717081103     10452    304904 SH        SOLE                   304904
POLYONE CORP                  COMM             73179P106      3751    504218 SH        SOLE                   504218
TRINITY INDS INC              COMM             896522109     10532    331291 SH        SOLE                   331291
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8019    241976 SH        SOLE                   241976